Credit Facilities, Long-Term Debt and Lease Liabilities - Debentures (Details) - Medium Term Notes $ in Millions	Nov. 25, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, Redemption	$ 400
Interest rate	5.00%